Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2022 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (95.8%)
	Basic Materials (3.7%)
$200	Braskem Netherlands Finance BV (Brazil) (a)	4.50%	01/31/30	$193,929
150	DuPont de Nemours, Inc.	5.319	11/15/38	172,816
350	Georgia-Pacific LLC (a)	2.30	04/30/30	325,223
225	Glencore Funding LLC (Australia) (a)	2.50	09/01/30	201,668
125	Glencore Funding LLC (Australia) (a)	4.125	03/12/24	126,775
200	Minsur SA (Peru) (a)	4.50	10/28/31	193,190
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	464,562
200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	202,500
200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	202,876
50	Sherwin-Williams Co. (The)	2.30	05/15/30	45,778
100	Sherwin-Williams Co. (The)	2.95	08/15/29	96,543
				2,225,860
	Communications (11.3%)
75	Airbnb, Inc. (b)	0.00	03/15/26	72,877
250	Amazon.com, Inc.	2.50	06/03/50	209,406
200	Amazon.com, Inc.	2.70	06/03/60	165,778
300	AT&T, Inc.	2.55	12/01/33	267,132
838	AT&T, Inc.	3.55	09/15/55	741,955
200	Baidu, Inc. (China)	1.72	04/09/26	184,542
125	Charter Communications Operating LLC/Charter Communications Operating Capital	5.125	07/01/49	124,387
50	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	42,818
150	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	135,420
375	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	311,092
275	Comcast Corp. (a)	2.937	11/01/56	228,266
175	Comcast Corp.	3.75	04/01/40	176,821
75	Expedia Group, Inc. (b)	0.00	02/15/26	91,598
150	Fox Corp.	5.476	01/25/39	170,228
375	Level 3 Financing, Inc. (a)	3.40	03/01/27	354,202
200	NBN Co. Ltd. (Australia) (a)	2.50	01/08/32	179,823
350	NBN Co. Ltd. (Australia) (a)	2.625	05/05/31	319,472
200	Ooredoo International Finance Ltd. (Qatar) (a)	2.625	04/08/31	188,053
200	Prosus N.V. (China) (a)	3.68	01/21/30	175,452
300	Rogers Communications, Inc. (Canada) (a)	4.55	03/15/52	299,118
80	Spotify USA, Inc. (b)	0.00	03/15/26	68,571
150	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	03/20/25	153,215
250	T-Mobile USA, Inc.	2.25	11/15/31	219,091
150	T-Mobile USA, Inc.	3.30	02/15/51	126,670
100	T-Mobile USA, Inc. (a)	3.40	10/15/52	85,407
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	366,038
10	Twitter, Inc. (a)	5.00	03/01/30	9,967
170	Uber Technologies, Inc. (b)	0.00	12/15/25	153,000
150	Verizon Communications, Inc.	1.75	01/20/31	130,989
50	Verizon Communications, Inc. (a)	2.355	03/15/32	45,245
100	Verizon Communications, Inc.	2.65	11/20/40	85,324
380	Verizon Communications, Inc.	2.987	10/30/56	314,144
50	Verizon Communications, Inc.	3.40	03/22/41	47,005
100	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	100,644
204	Walt Disney Co. (The)	2.75	09/01/49	174,379
100	Walt Disney Co. (The)	3.50	05/13/40	97,770
285	Wayfair, Inc.	0.625	10/01/25	235,410
				6,851,309

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2022 (unaudited)

		Consumer, Cyclical (8.2%)
	441	Alaska Airlines 2020-1 Class A Pass Through Trust (a)	4.80	08/15/27	452,115
	180	American Airlines Inc/AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	179,572
	150	Daimler Trucks Finance North America LLC (Germany) (a)	1.125	12/14/23	145,548
	150	Daimler Trucks Finance North America LLC (Germany) (a)	2.00	12/14/26	139,896
	175	Dick's Sporting Goods, Inc.	4.10	01/15/52	149,795
	300	General Motors Co.	6.60	04/01/36	349,290
	25	General Motors Co.	6.75	04/01/46	30,210
	50	General Motors Financial Co., Inc.	3.85	01/05/28	49,541
	100	General Motors Financial Co., Inc.	4.35	01/17/27	101,848
	125	Home Depot, Inc. (The)	2.375	03/15/51	100,563
	75	Hyundai Capital America (a)	1.00	09/17/24	70,605
	625	Hyundai Capital America (a)	3.00	02/10/27	597,924
	274	JetBlue Pass Through Trust, Series AA	2.75	05/15/32	257,796
	375	Las Vegas Sands Corp.	3.20	08/08/24	358,286
	125	Lowe's Cos., Inc.	3.00	10/15/50	106,733
	55	Macy's Retail Holdings LLC (a)	5.875	03/15/30	54,322
	200	Magallanes, Inc. Co. (a)	4.279	03/15/32	201,138
	100	Magallanes, Inc. Co. (a)	5.05	03/15/42	102,210
	125	Magallanes, Inc. Co.	5.141	03/15/52	128,184
	375	Marriott International, Inc., Series GG	3.50	10/15/32	357,639
	275	McDonald's Corp.	4.45	09/01/48	296,647
	275	Nissan Motor Co. Ltd. (Japan) (a)	3.043	09/15/23	274,525
	155	Peloton Interactive, Inc. (b)	0.00	02/15/26	128,844
	200	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	181,150
	125	Starbucks Corp.	2.25	03/12/30	114,578
	75	Starbucks Corp.	3.00	02/14/32	71,611
					5,000,570
		Consumer, Non-Cyclical (8.6%)
	125	AbbVie, Inc.	4.05	11/21/39	128,805
	150	AbbVie, Inc.	4.25	11/21/49	156,228
	200	Altria Group, Inc.	3.40	02/04/41	164,730
	75	Amgen, Inc.	3.00	01/15/52	63,695
	125	Amgen, Inc.	4.20	02/22/52	129,685
	25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.35	06/01/40	26,082
	50	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	04/15/38	52,663
	550	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.60	04/15/48	595,562
	375	BAT Capital Corp. (United Kingdom)	3.557	08/15/27	365,612
	150	BAT Capital Corp. (United Kingdom)	3.734	09/25/40	123,229
	100	Bio-Rad Laboratories, Inc.	3.30	03/15/27	98,563
	125	Brunswick Corp.	5.10	04/01/52	119,411
	235	Cedars-Sinai Health System, Series 2021	2.288	08/15/31	213,606
	175	Cigna Corp.	3.40	03/15/50	158,245
	550	CVS Health Corp.	1.875	02/28/31	484,903
	75	Gilead Sciences, Inc.	2.80	10/01/50	61,659
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27	105,964
	$50	HCA, Inc.	3.50	07/15/51	43,527
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24	495,744
	225	JBS Finance Luxembourg Sarl (Brazil) (a)	2.50	01/15/27	209,424
	150	JDE Peet's N.V. (Netherlands) (a)	1.375	01/15/27	134,895
	225	Kimberly-Clark de Mexico SAB de CV (Mexico) (a)	2.431	07/01/31	204,183
	100	Mozart Debt Merger Sub, Inc. (a)	3.875	04/01/29	92,627
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25	104,218
	$75	Royalty Pharma PLC	2.15	09/02/31	64,409
	75	Royalty Pharma PLC	2.20	09/02/30	65,685
	75	Royalty Pharma PLC	3.55	09/02/50	62,536
	225	Smithfield Foods, Inc. (a)	3.00	10/15/30	204,525
	125	Stryker Corp.	2.90	06/15/50	108,878

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2022 (unaudited)

150	Thermo Fisher Scientific, Inc.	2.80	10/15/41		134,892
325	Transurban Finance Co. Pty Ltd. (Australia) (a)	2.45	03/16/31		288,651
					5,262,836
	Energy (7.3%)
175	BP Capital Markets PLC (United Kingdom)	4.375	06/22/25	(c)	176,400
175	BP Capital Markets PLC (United Kingdom)	4.875	03/22/30	(c)	175,984
125	Continental Resources, Inc. (a)	2.268	11/15/26		116,875
275	Continental Resources, Inc. (a)	2.875	04/01/32		245,657
250	Coterra Energy, Inc. (a)	3.90	05/15/27		252,266
275	Diamondback Energy, Inc.	3.125	03/24/31		263,103
100	Diamondback Energy, Inc.	3.25	12/01/26		100,002
350	Enbridge, Inc. (Canada)	2.50	08/01/33		311,445
50	Energy Transfer LP	5.00	05/15/50		50,794
50	Energy Transfer LP	5.40	10/01/47		52,538
125	Enterprise Products Operating LLC	3.30	02/15/53		107,066
125	Enterprise Products Operating LLC	3.95	01/31/60		116,645
175	Exxon Mobil Corp.	3.452	04/15/51		170,521
125	HollyFrontier Corp.	4.50	10/01/30		122,052
175	HollyFrontier Corp.	5.875	04/01/26		182,355
75	Kinder Morgan, Inc.	3.60	02/15/51		66,828
150	Marathon Petroleum Corp.	4.70	05/01/25		156,046
150	Midwest Connector Capital Co. LLC (a)	4.625	04/01/29		151,889
75	MPLX LP	4.95	03/14/52		78,284
100	MPLX LP	5.20	12/01/47		106,419
350	ONEOK, Inc.	3.10	03/15/30		328,565
200	Rockies Express Pipeline LLC (a)	3.60	05/15/25		196,892
325	Sabine Pass Liquefaction LLC	4.50	05/15/30		340,387
75	Shell International Finance BV (Netherlands)	3.125	11/07/49		68,526
125	Transcontinental Gas Pipe Line Co. LLC	3.95	05/15/50		122,011
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28		207,014
225	Valero Energy Corp.	3.65	12/01/51		199,157
					4,465,721
	Finance (37.2%)
250	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.00	10/29/28		231,032
75	Aflac, Inc.	4.75	01/15/49		86,019
225	Air Lease Corp.	4.625	10/01/28		229,551
150	Alexandria Real Estate Equities, Inc.	2.95	03/15/34		141,345
125	American International Group, Inc.	3.875	01/15/35		127,642
225	AON Corp./AON Global Holdings PLC	2.60	12/02/31		207,482
350	Athene Global Funding	3.205	03/08/27		337,343
200	Australia & New Zealand Banking Group Ltd. (Australia) (a)	2.57	11/25/35		174,789
325	Avolon Holdings Funding Ltd. (Ireland) (a)	2.875	02/15/25		312,362
175	Banco de Credito del Peru SA (Peru) (a)	2.70	01/11/25		170,620
200	Banco de Credito e Inversiones SA (Chile) (a)	2.875	10/14/31		185,006
250	Banco Santander Chile (Chile) (a)	2.70	01/10/25		244,938
400	Banco Santander SA (Spain)	1.722	09/14/27		361,872
200	Banco Santander SA (Spain)	4.175	03/24/28		201,149
300	Bank Hapoalim BM (Israel) (a)	3.255	01/21/32		277,500
250	Bank of America Corp.	2.551	02/04/28		239,117
875	Bank of America Corp.	2.687	04/22/32		805,995
350	Bank of America Corp.	3.846	03/08/37		335,655
600	Bank of America Corp., MTN	2.676	06/19/41		508,491
550	Bank of Ireland Group PLC (Ireland) (a)	2.029	09/30/27		499,393
375	Barclays PLC (United Kingdom)	3.932	05/07/25		378,243
175	Belrose Funding Trust (a)	2.33	08/15/30		153,516
325	Blackstone Private Credit	4.70	03/24/25		329,880
250	BPCE SA (France) (a)	3.116	10/19/32		226,698
250	BPCE SA (France) (a)	3.648	01/14/37		234,077
250	BPCE SA (France) (a)	4.00	09/12/23		253,621
400	BPCE SA (France) (a)	5.15	07/21/24		412,534
275	Brown & Brown, Inc.	2.375	03/15/31		241,998
75	Brown & Brown, Inc.	4.20	03/17/32		76,318
300	CIT Bank NA	2.969	09/27/25		297,409
900	Citigroup, Inc.	2.52	11/03/32		809,186

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2022 (unaudited)

150	CNO Global Funding (a)	1.75	10/07/26		138,518
70	Coinbase Global, Inc. (a)	3.375	10/01/28		61,929
200	Commerzbank AG (Germany) (a)	8.125	09/19/23		211,329
200	Commonwealth Bank of Australia (Australia) (a)	3.305	03/11/41		174,814
250	Credit Agricole SA (France) (a)	4.125	01/10/27		252,719
350	CubeSmart LP	2.25	12/15/28		318,345
175	Equinix, Inc.	2.95	09/15/51		139,936
350	Equitable Financial Life Global Funding (a)	1.75	11/15/30		304,399
200	Extra Space Storage LP Co.	3.90	04/01/29		200,608
675	Global Atlantic Fin Co. (a)	4.40	10/15/29		675,156
160	Global Atlantic Fin Co. (a)	4.70	10/15/51		151,600
50	GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32		45,448
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30		194,484
175	Goldman Sachs Group, Inc. (The)	1.542	09/10/27		160,182
175	Goldman Sachs Group, Inc. (The)	1.948	10/21/27		162,881
1,025	Goldman Sachs Group, Inc. (The)	2.615	04/22/32		933,704
200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30		173,527
375	High Street Funding Trust I (a)	4.111	02/15/28		384,949
350	HSBC Holdings PLC (United Kingdom)	1.589	05/24/27		319,903
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26		254,836
250	ING Groep N.V. (Netherlands) (a)	4.625	01/06/26		258,635
375	Intercontinental Exchange, Inc.	1.85	09/15/32		325,159
325	Itau Unibanco Holding SA (Brazil) (a)	2.90	01/24/23		326,342
425	JPMorgan Chase & Co.	1.953	02/04/32		372,757
550	JPMorgan Chase & Co.	2.545	11/08/32		503,315
200	JPMorgan Chase & Co.	3.109	04/22/41		181,369
50	JPMorgan Chase & Co.	3.964	11/15/48		51,296
200	KKR Group Finance Co. X LLC (a)	3.25	12/15/51		167,111
400	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	10/24/24		391,089
275	Life Storage LP	2.40	10/15/31		242,818
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28		268,951
225	Macquarie Group Ltd. (Australia) (a)	2.871	01/14/33		200,159
300	Marsh & McLennan Cos., Inc.	5.875	08/01/33		356,630
200	MDGH GMTN (RSC) Ltd. (United Arab Emirates) (a)	4.50	11/07/28		216,365
150	Metropolitan Life Global Funding I (a)	2.95	04/09/30		145,588
325	National Australia Bank Ltd. (Australia) (a)	2.332	08/21/30		283,170
200	Oversea-Chinese Banking Corp. Ltd. (Singapore) (a)	1.832	09/10/30		188,652
375	Rexford Industrial Realty LP	2.125	12/01/30		328,377
200	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)	3.875	03/01/31		181,305
350	Sabra Health Care LP	3.20	12/01/31		312,930
110	SBA Communications Corp.	3.125	02/01/29		100,205
225	Shinhan Bank Co., Ltd. (Korea, Republic of) (a)	4.00	04/23/29		227,968
350	Societe Generale SA (France) (a)	2.625	01/22/25		338,904
200	Societe Generale SA (France) (a)	2.889	06/09/32		179,529
475	Standard Chartered PLC (United Kingdom) (a)	0.991	01/12/25		454,089
125	Stewart Information Services Corp.	3.60	11/15/31		113,914
250	SVB Financial Group	1.80	02/02/31		215,783
70	SVB Financial Group	4.10	02/15/31	(c)	59,850
300	United Overseas Bank Ltd. (Singapore)	3.863	10/07/32		300,000
125	Visa, Inc.	2.70	04/15/40		113,926
400	Wells Fargo & Co.	3.068	04/30/41		360,870
75	Wells Fargo & Co.	3.526	03/24/28		74,909
400	Wells Fargo & Co., MTN	2.879	10/30/30		380,613
100	Westpac Banking Corp. (Australia)	2.668	11/15/35		87,471
					22,660,097
	Industrials (4.6%)
225	Agilent Technologies, Inc.	2.30	03/12/31		203,553
125	Boeing Co. (The)	2.95	02/01/30		115,984
50	Boeing Co. (The)	3.25	02/01/35		44,739
50	Boeing Co. (The)	3.95	08/01/59		43,486
250	Boeing Co. (The)	5.15	05/01/30		266,999
75	Burlington Northern Santa Fe LLC	3.05	02/15/51		69,190
200	Burlington Northern Santa Fe LLC	3.30	09/15/51		190,077
50	Burlington Northern Santa Fe LLC	4.55	09/01/44		55,635

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2022 (unaudited)

	165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	167,988
	300	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	322,782
	200	Indian Railway Finance Corp. Ltd. (India) (a)	3.57	01/21/32	189,346
	200	Sealed Air Corp. (a)	1.573	10/15/26	182,502
	300	Silgan Holdings, Inc. (a)	1.40	04/01/26	273,989
EUR	100	Standard Industries, Inc. (a)	2.25	11/21/26	103,911
	$325	SYNNEX Corp. (a)	1.25	08/09/24	309,043
	275	Vontier Corp.	2.95	04/01/31	244,828
					2,784,052
		Technology (5.6%)
	225	Apple, Inc.	2.375	02/08/41	196,490
	275	Apple, Inc.	2.65	05/11/50	240,272
	125	Apple, Inc.	2.70	08/05/51	109,030
	125	Broadcom, Inc. (a)	3.187	11/15/36	108,773
	75	Broadcom, Inc.	4.30	11/15/32	76,258
	150	Dell International LLC/EMC Corp. (a)	3.45	12/15/51	122,214
	100	Dell International LLC/EMC Corp.	6.02	06/15/26	108,416
	350	DXC Technology Co.	1.80	09/15/26	321,359
	200	HP, Inc.	4.00	04/15/29	199,435
	225	Intel Corp.	2.80	08/12/41	199,435
	75	Intel Corp.	3.05	08/12/51	67,020
	150	International Business Machines Corp.	2.85	05/15/40	133,363
	175	Kyndryl Holdings, Inc. (a)	2.05	10/15/26	156,494
	350	Micron Technology, Inc.	2.703	04/15/32	317,403
	150	Microsoft Corp.	2.525	06/01/50	129,955
	200	Oracle Corp.	3.60	04/01/50	166,368
	200	Oracle Corp.	3.65	03/25/41	175,223
	144	Pure Storage, Inc.	0.125	04/15/23	201,312
	75	RingCentral, Inc. (b)	0.00	03/15/26	61,725
	25	S&P Global, Inc.	3.70	03/01/52	25,425
	25	S&P Global, Inc.	3.90	03/01/62	25,789
	125	Western Digital Corp.	1.50	02/01/24	121,250
	125	Ziff Davis, Inc. (a)	1.75	11/01/26	141,562
					3,404,571
		Utilities (9.3%)
	225	Alliant Energy Finance Co. (a)	3.60	03/01/32	219,082
	250	Ameren Illinois Co.	1.55	11/15/30	218,422
	300	American Transmission Systems, Inc. (a)	2.65	01/15/32	277,514
	200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	202,966
	350	Berkshire Hathaway Energy Co.	2.85	05/15/51	297,942
	175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	184,166
	200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	202,206
	100	Consumers Energy Co.	2.50	05/01/60	76,493
	150	Consumers Energy Co.	3.50	08/01/51	147,209
	198	Dominion Energy, Inc., Series C	2.25	08/15/31	178,631
	175	DTE Electric Co.	2.95	03/01/50	155,052
	50	Duke Energy Corp.	4.20	06/15/49	50,648
	247	Duke Energy Indiana LLC	2.75	04/01/50	209,016
	100	Entergy Texas, Inc.	3.55	09/30/49	94,528
	100	Exelon Corp.	4.10	03/15/52	101,868
	275	Fells Point Funding Trust (a)	3.046	01/31/27	264,071
	125	Georgia Power Co., Series A	3.25	03/15/51	108,806
	50	Indiana Michigan Power Co.	4.25	08/15/48	51,688
	150	Interstate Power and Light Co.	2.30	06/01/30	137,001
	100	Interstate Power and Light Co.	3.50	09/30/49	91,326
	125	Jersey Central Power & Light Co. (a)	2.75	03/01/32	116,583
	125	NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	115,424
	350	NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	334,835
	75	NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	64,216
	275	Niagara Mohawk Power Corp. (a)	2.759	01/10/32	252,855
	150	Northern States Power Co.	2.90	03/01/50	132,741
	105	NRG Energy, Inc. (a)	3.625	02/15/31	92,510
	150	Pacific Gas and Electric Co.	3.30	08/01/40	123,090
	125	PECO Energy Co.	3.05	03/15/51	113,305
	175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	164,053
	300	Public Service Enterprise Group, Inc.	2.45	11/15/31	272,872

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2022 (unaudited)

150	Southern California Edison Co.	4.00	04/01/47	144,708
150	Southern Co. (The)	4.40	07/01/46	153,756
100	Union Electric Co. (d)	3.90	04/01/52	103,586
100	Virginia Electric and Power Co.	2.45	12/15/50	80,276
175	Virginia Electric and Power Co.	2.95	11/15/51	154,137
				5,687,582
	Total Corporate Bonds (Cost $62,133,108)			58,342,598

	Short-Term Investments (3.3%)
	U.S. Treasury Security (1.5%)
889	U.S. Treasury Bill (e)(f) (Cost $888,846)	0.061	07/14/22	887,453

NUMBER OF SHARES (000)
	Investment Company (1.8%)
1,077	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $1,076,528)		1,076,528

	Total Short-Term Investments (Cost $1,965,374)		1,963,981

	Total Investments (Cost $64,098,482) (h)(i)(j)	99.1%	60,306,579
	Other Assets in Excess of Liabilities	0.9	569,109
	Net Assets	100.0%	$60,875,688

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.
(d)	When-issued security.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	Rate shown is the yield to maturity at March 31, 2022.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by $29, relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contracts and futures contracts.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(j)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $713,988 and the aggregate gross unrealized depreciation is $4,397,519, resulting in net unrealized depreciation of $3,683,531.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT: The Fund had the following foreign currency forward exchange contract open at March 31, 2022:
COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
Bank of America NA	EUR	251,313	$286,386	05/20/22	$7,942

FUTURES CONTRACTS: The Fund had the following futures contracts open at March 31, 2022:
	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	33	Jun-22		$6,600	$6,993,422	$(90,328)
U.S. Treasury Long Bond	27	Jun-22		2,700	4,051,688	(98,794)
U.S. Treasury Ultra Bond	6	Jun-22		600	1,062,750	(1,037)

Short:
German Euro-Bund Index	1	Jun-22	EUR	(100)	(175,518)	7,810
U.S. Treasury 5 yr. Note	4	Jun-22		$(400)	(458,750)	7,555
U.S. Treasury 10 yr. Note	6	Jun-22		(600)	(737,250)	7,297
U.S. Treasury Ultra 10 yr. Note	63	Jun-22		(6,300)	(8,534,531)	267,927
						$100,430

EUR  —  Euro

USD  —  United States Dollar

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ▪ March 31, 2022 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (5) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	$—	$58,342,598	$—	$58,342,598
Total Fixed Income Securities	—	58,342,598	—	58,342,598
Short-Term Investments
U.S. Treasury Security	—	887,453	—	887,453
Investment Company	1,076,528	—	—	1,076,528
Total Short-Term Investments	1,076,528	887,453	—	1,963,981
Foreign Currency Forward Exchange Contract:	—	7,942	—	7,942
Futures Contracts	290,589	—	—	290,589
Total Assets	1,367,117	59,237,993	—	60,605,110
Liabilities:
Futures Contracts	(190,159)	—	—	(190,159)
Total Liabilities	(190,159)	(278,444)	—	(468,603)
Total	$1,176,958	$58,959,549	$—	$60,136,507

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.